Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 11, 2019
Registrant Name	Allianz Funds Multi-Strategy Trust
Entity Central Index Key	0001423227
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 11, 2019
Document Effective Date	Oct. 11, 2019
Prospectus Date	Feb. 01, 2019
AllianzGI Global Dynamic Allocation Fund | Class T
Prospectus:
Trading Symbol	ADYTX
AllianzGI Global Dynamic Allocation Fund | Class R6
Prospectus:
Trading Symbol	ADYFX
AllianzGI Global Dynamic Allocation Fund | Administrative Class
Prospectus:
Trading Symbol	AGFAX
AllianzGI Global Dynamic Allocation Fund | Institutional Class
Prospectus:
Trading Symbol	AGAIX
AllianzGI Global Dynamic Allocation Fund | Class R
Prospectus:
Trading Symbol	ASFRX
AllianzGI Global Dynamic Allocation Fund | Class P
Prospectus:
Trading Symbol	AGSPX
AllianzGI Global Dynamic Allocation Fund | Class C
Prospectus:
Trading Symbol	ASACX
AllianzGI Global Dynamic Allocation Fund | Class A
Prospectus:
Trading Symbol	ASGAX
AllianzGI Global Allocation Fund | Class T
Prospectus:
Trading Symbol	AGATX
AllianzGI Global Allocation Fund | Class R6
Prospectus:
Trading Symbol	AGASX
AllianzGI Global Allocation Fund | Class A
Prospectus:
Trading Symbol	PALAX
AllianzGI Global Allocation Fund | Administrative Class
Prospectus:
Trading Symbol	AGAMX
AllianzGI Global Allocation Fund | Institutional Class
Prospectus:
Trading Symbol	PALLX
AllianzGI Global Allocation Fund | Class R
Prospectus:
Trading Symbol	AGARX
AllianzGI Global Allocation Fund | Class P
Prospectus:
Trading Symbol	AGAPX
AllianzGI Global Allocation Fund | Class C
Prospectus:
Trading Symbol	PALCX